Summary of Significant Accounting Policies (Details) - Schedule of total revenue	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue [Line Items]
Total customers	25.90%	57.40%
Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue [Line Items]
Total customers	52.50%	58.20%
Customer B [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue [Line Items]
Total customers	23.40%	5.90%
Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue [Line Items]
Total customers	17.00%	6.50%